Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova Global Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova Global Sustainable Equity Fund’s name will be changed to “Mirova Global Megatrends Fund.” Accordingly, each reference to “Mirova Global Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova Global Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest a percentage of its assets in securities of companies located outside the U.S. equal to at least the lesser of 40% or the percentage of foreign issuers in the Fund’s benchmark, the MSCI World Index, less 5%. The percentage of the Fund’s investments in foreign securities is at least partially based on the composition of the Fund’s benchmark. As a result, the Fund’s exposure to securities of companies located outside the U.S. may fluctuate in connection with variations in the foreign exposure of the Fund’s benchmark. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.

Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest a percentage of its assets in securities of companies located outside the U.S. equal to at least the lesser of 40% or the percentage of foreign issuers in the Fund’s benchmark, the MSCI World Index, less 5%. The percentage of the Fund’s investments in foreign securities is at least partially based on the composition of the Fund’s benchmark. As a result, the Fund’s exposure to securities of companies located outside the U.S. may fluctuate in connection with variations in the foreign exposure of the Fund’s benchmark. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest in growth and value companies of any size and may also invest in initial public offerings.
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
More specifically, the four transitions are categories across which the firm will invest and the megatrends are specific sub‑sets within the transition that are invested in. Examples of megatrends within each transition are as follows: (i) demographics (e.g., aging population, urbanization, and growing middle class); (ii) technology (e.g., digitalization, artificial intelligence, and automation); (iii) environment (e.g., climate change and resource constraints); and (iv) governance (e.g., rethinking globalization and shifting power dynamics). In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser typically selects companies that proactively manage risk and/or whose activities are expected to benefit from one or more megatrends. Megatrends exposure is typically determined by a company’s revenue exposure to areas deemed thematic by the Adviser (e.g., wind clean-energy systems within environmental transition). However, the Adviser may also consider qualitative elements, when applicable, in determining megatrend exposure (e.g., strategic reorientation of a company from a conventional auto manufacturer to an electric vehicle manufacturer).
From this large universe of solution providers, the Adviser applies detailed fundamental research to identify fundamentally and financially sound companies, assessing companies’: i) strategic positioning, seeking companies with barriers to entry and defensibility of business model; ii) financial structure, looking for cash flow generation capability and balance sheet capacity; iii) management quality, searching for management teams who think like owners with leadership and strategic vision; and iv) sustainability integration, seeking companies with good performance on sustainability indicators believed to be material. The Adviser seeks to invest in securities that are trading at significant discounts to what the Adviser believes are their intrinsic values. In determining intrinsic value, the Adviser focuses on long-term modeling, modeling out a range of potential outcomes and typically uses a combination of discounted cash flow models and multiples analysis.
Furthermore, the Adviser typically prioritizes companies that contribute positively to the achievement of the United Nations’ Sustainable Development Goals (the “SDGs”), while generally avoiding companies whose activities and/or practices create a significant risk to achieving the SDGs. The determination of contribution to the SDGs is based on analysis conducted by the Sustainability Research Team, which examines how companies meet the opportunities and manage the risks associated with the SDGs in order to help determine their viability and sustainability. The main outcome of this analysis is a qualitative “sustainability opinion” and an analysis of a company’s main sustainability opportunities and risks. The analysis encompasses the entire life cycle of product development, from raw material extraction to consumer use and disposal, and focuses only on the most pertinent issues to each company. The sustainability opinion is defined in relation to the achievement of the SDGs; this opinion is based on the merits of the individual company in question and is not relative to any peer group or sector. In addition, the Adviser integrates this analysis into its fundamental research and considers all of the 17 SDGs in the analysis where deemed material and relevant. The Adviser believes that this approach will result in a portfolio with a better environmental and social profile and long-term return potential than the broad equities market. While the Adviser does not use exclusions as a central tenet of its sustainability approach, the Adviser applies a Minimum Standards Policy to evaluate the level of involvement of a company in activities that may be detrimental to the achievement of the SDGs. This may result in exclusion of issuers from the investment universe of securities in which the Fund may invest that do not align with the Fund’s investment objectives nor meet its investment criteria. Such excluded issuers may include, but are not limited to, severe violators of human rights and international norms; those involved in fossil fuels value chain, including the extraction, processing/refining, trading of fossil fuels and production of dedicated equipment/services for the fossil fuel sector; electricity production; palm oil production; generation of revenue from certain chemicals, tobacco products, alcohol producers or retailers that fail to meet certain criteria, sugar-sweetened beverages, gambling, certain military equipment and weapons, and adult entertainment; and those issuers registered, incorporated or headquartered in tax havens as defined and maintained by the European Commission.
Additionally, the Adviser uses specialized environmental, social and governance (“ESG”) data and rating providers as primary sources for opinions and engagement recommendations. Such sources may be specialized in specific topics such as carbon data or biodiversity, or providers of broader ESG data (for instance ISS ESG, Bloomberg, etc.). The Adviser also works with specialized consultants around specific topics such as gender equality.
The Adviser builds a relatively concentrated portfolio and the weight that an individual stock receives in the portfolio is generally based on the Adviser’s fundamental opinion, liquidity, impact, and upside potential. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion. This screening criteria may be updated periodically. The Fund will notify shareholders prior to any change to the 80% policies discussed above taking effect.

Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Mirova International Sustainable Equity Fund
(the “Fund”)
On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Mirova International Sustainable Equity Fund’s name will be changed to “Mirova International Megatrends Fund.” Accordingly, each reference to “Mirova International Sustainable Equity Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Mirova International Megatrends Fund.” Although there will be no changes to the Fund’s investment goal and principal investment strategies, the principal investment strategies disclosure in the Fund’s prospectus will be amended, effective May 1, 2025, to clearly define the term “megatrends,” among other changes.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” within the Fund’s Summary Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging market (which generally encompasses markets that are not included in the MSCI World Developed Markets Index). The Fund may invest in growth and value companies of any size and may also invest in initial public offerings (“IPOs”).
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe.
Effective May 1, 2025, the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, depositary receipts and real estate investment trusts (“REITs”). The Fund invests in securities of companies located in no fewer than three countries outside the U.S. Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located outside the U.S. and the Fund may invest up to 25% of its assets in securities of companies located in emerging market (which generally encompasses markets that are not included in the MSCI World Developed

Markets Index). The Fund may invest in growth and value companies of any size and may also invest in initial public offerings (“IPOs”).
The Adviser focuses on megatrends, which are trends that are global and long-term in nature and that will lead to significant transitions in the global economy. The Adviser organizes these global megatrends into four major transitions: (i) demographics; (ii) technology; (iii) environment; and (iv) governance. The Adviser reviews the firm’s convictions around the four major transitions annually. Given the breadth and long-term nature of the transitions, they are unlikely to change. Investable megatrends within the transitions, however, are frequently evaluated.
More specifically, the four transitions are categories across which the firm will invest and the megatrends are specific sub‑sets within the transition that are invested in. Examples of megatrends within each transition are as follows: (i) demographics (e.g., aging population, urbanization, and growing middle class); (ii) technology (e.g., digitalization, artificial intelligence, and automation); (iii) environment (e.g., climate change and resource constraints); and (iv) governance (e.g., rethinking globalization and shifting power dynamics). In making its investment decisions, the Adviser uses a bottom‑up approach focused on individual companies, rather than making pre‑determined or top‑down allocations to specific themes, industries or economic factors. The Adviser typically selects companies that proactively manage risk and/or whose activities are expected to benefit from one or more megatrends. Megatrends exposure is typically determined by a company’s revenue exposure to areas deemed thematic by the Adviser (e.g., wind clean-energy systems within environmental transition). However, the Adviser may also consider qualitative elements, when applicable, in determining megatrend exposure (e.g., strategic reorientation of a company from a conventional auto manufacturer to an electric vehicle manufacturer).
From this large universe of solution providers, the Adviser applies detailed fundamental research to identify fundamentally and financially sound companies, assessing companies’: i) strategic positioning, seeking companies with barriers to entry and defensibility of business model; ii) financial structure, looking for cash flow generation capability and balance sheet capacity; iii) management quality, searching for management teams who think like owners with leadership and strategic vision; and iv) sustainability integration, seeking companies with good performance on sustainability indicators believed to be material. The Adviser seeks to invest in securities that are trading at significant discounts to what the Adviser believes are their intrinsic values. In determining intrinsic value, the Adviser focuses on long-term modeling, modeling out a range of potential outcomes and typically uses a combination of discounted cash flow models and multiples analysis.
Furthermore, the Adviser typically prioritizes companies that contribute positively to the achievement of the United Nations’ Sustainable Development Goals (the “SDGs”), while generally avoiding companies whose activities and/or practices create a significant risk to achieving the SDGs. The determination of contribution to the SDGs is based on analysis conducted by the Sustainability Research Team, which examines how companies meet the opportunities and manage the risks associated with the SDGs in order to help determine their viability and sustainability. The main outcome of this analysis is a qualitative “sustainability opinion” and an analysis of a company’s main sustainability opportunities and risks. The analysis encompasses the entire life cycle of product development, from raw material extraction to consumer use and disposal, and focuses only on the most pertinent issues to each company. The sustainability opinion is defined in relation to the achievement of the SDGs; this opinion is based on the merits of the individual company in question and is not relative to any peer group or sector. In addition, the Adviser integrates this analysis into its fundamental research and considers all of the 17 SDGs in the analysis where deemed material and relevant. The Adviser believes that this approach will result in a portfolio with a better environmental and social profile and long-term return potential than the broad equities market. While the Adviser does not use exclusions as a central tenet of its sustainability approach, the Adviser applies a Minimum Standards Policy to evaluate the level of involvement of a company in activities that may be detrimental to the achievement of the SDGs. This may result in exclusion of issuers from the investment universe of securities in which the Fund may invest that do not align with the Fund’s investment objectives nor meet its investment criteria. Such excluded issuers may include, but are not limited to, severe violators of human rights and international norms; those involved in fossil fuels value chain, including the extraction, processing/refining, trading of fossil fuels and production of dedicated equipment/services for the fossil fuel sector; electricity production; palm oil production; generation of revenue from certain chemicals, tobacco products, alcohol producers or retailers that fail to meet certain criteria, sugar-sweetened beverages, gambling, certain military equipment and weapons, and adult entertainment; and those issuers registered, incorporated or headquartered in tax havens as defined and maintained by the European Commission.
Additionally, the Adviser uses specialized environmental, social and governance (“ESG”) data and rating providers as primary sources for opinions and engagement recommendations. Such sources may be specialized in specific topics such as carbon data or biodiversity, or providers of broader ESG data (for instance ISS ESG, Bloomberg, etc.). The Adviser also works with specialized consultants around specific topics such as gender equality.
The Adviser builds a relatively concentrated portfolio and the weight that an individual stock receives in the portfolio is generally based on the Adviser’s fundamental opinion, liquidity, impact, and upside potential. The Adviser may sell a security due to a deterioration in the company’s fundamental quality, a change in megatrend exposure or sustainability opinion, a controversy alert such as one relating to human rights, or if the Adviser believes the security has little potential for price appreciation or there is greater relative value in other securities in the Fund’s investment universe. To the extent an issuer’s status changes to meet the qualification for exclusion, the Fund shall take steps to divest its holdings of the issuer within a reasonable period of time. Because the Fund’s divestment of such investments may not be immediate, the Fund could be invested temporarily in investments that do meet the qualification for exclusion. This screening criteria may be updated periodically. The Fund will notify shareholders prior to any change to the 80% policies discussed above taking effect.
Effective immediately, the following is added as the third paragraph of the sub-section “Dividends and Distributions” in the section “Fund Services” within the Fund’s Prospectus with respect to the Fund:
Expected Capital Gains Distribution. The Mirova International Sustainable Equity Fund is owned primarily by the Natixis Target Retirement Funds. On March 13, 2025, the Target Retirement Funds announced their liquidation, which is scheduled to occur on or around July 29, 2025. The liquidation of the Target Retirement Funds will result in large redemptions from the Fund, causing the Fund to dispose of securities and realize capital gains. As not all of these gains are expected to be offset by capital losses or capital loss carryforwards, investors in the Fund should expect a larger than usual capital gains distribution. The size and timing of this distribution is uncertain at this time.

Supplement dated March 13, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:

Vaughan Nelson Small Cap Value Fund

(the “Fund”)

On March 13, 2025, the Board of Trustees of Natixis Funds Trust I approved a change to the name of the Fund. Effective May 1, 2025, the Vaughan Nelson Small Cap Value Fund’s name will be changed to “Vaughan Nelson Small Cap Fund.” Accordingly, each reference to “Vaughan Nelson Small Cap Value Fund” in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with “Vaughan Nelson Small Cap Fund.” The Fund’s investment goal and principal investment strategies will not change as a result of the name change.